GOING CONCERN (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)
Net loss	$ (25,293,145)	$ (93,570,188)	$ (43,856,347)
Negative cash flows from operations	$ (5,826,386)	$ (33,531,299)	$ (31,960,060)
Mr. Zhu [Member] | Interest Free Loan [Member]
Debt Instrument, Maturity Date	Jul. 01, 2018
Mr. Zhu [Member] | Interest Free Loan [Member] | Scenario, Forecast [Member]
Debt Instrument, Face Amount				$ 5,100,000	¥ 35.0
Mr. Zhu [Member] | Subsequent event [Member] | Interest Free Loan [Member]
Debt Instrument, Face Amount						$ 1,900,000	¥ 15.0	$ 1,200,000	¥ 10.0